Earnings / (Loss) per Share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings / (loss) per share
Number of anti-dilutive shares	271,038	0	280,000
Employee Stock Option
Earnings / (loss) per share
Number of anti-dilutive shares	104,250	104,250	104,250